Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting profit / (loss) before income tax	₨ 8,142	$ 98	₨ (2,470)	₨ (12,233)
Tax at the India's tax rate of 31.2% applicable to RPL (March 31, 2023: 31.2%, March 31, 2022: 31.2%)	2,540	30	(771)	(3,817)
Disallowance under section 94B of the Income Tax Act	1,968	24	2,034	794
Tax rate differences	(115)	(1)	49	282
Impact of ICDS related to hedge contracts routed through OCI			0	1,473
Unabsorbed depreciation and business losses	1,000	12	1,090	2,475
Change in estimates for recoverability of Minimum Alternate Tax	17	0	(97)	(8)
Adjustment of tax relating to earlier periods	(528)	(6)	231	(327)
On account of adoption of new tax ordinance
- Mat credit written off	81	1	22
- Recognition / reversal of DTA/ DTL	(2)	0	(1)	(65)
Effect of tax holidays and other tax exemptions	(288)	(3)	(49)	71
Listing and related expenses				3,280
Other non-deductible expenses	(678)	(8)	51	(263)
Current tax expense reported in the consolidated statement of profit or loss	981	12	966	1,098
Deferred tax expense reported in the consolidated statement of profit or loss	3,014	36	1,593	2,797
Tax expense at the effective income tax rate	₨ 3,995	$ 48	₨ 2,559	₨ 3,895